Exhibit 99.1

Morgan Stanley Capital I Trust 2017-CLS

Commercial Mortgage Pass-Through Certificates, Series 2017-CLS

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

13 November 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	Morgan Stanley Capital I Trust 2017-CLS
Commercial Mortgage Pass-Through Certificates, Series 2017-CLS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Morgan Stanley Capital I Trust 2017-CLS securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 November 2017

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Morgan Stanley Capital I Trust 2017-CLS (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity will consist primarily of a 2-year componentized floating rate mortgage loan subject to 3 successive one-year extension options (the “Mortgage Loan”),
c.	The Mortgage Loan is secured primarily by, among other things, a first mortgage lien on the borrower’s fee simple interest in an office property (the “Property”) and
d.	The Mortgage Loan has a related floating rate senior mezzanine loan and a related floating rate junior mezzanine loan (collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of 9 December 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	For the Mortgage Loan and Mezzanine Loans, the loan agreement, senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term”),
c.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
d.	Use the “Mezzanine Loan Original Balance” of the Mezzanine Loans, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loans as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine Loans as of the “Maturity Date” of the Mezzanine Loans (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Loan Balloon Balance and
f.	Mezzanine Loan Balloon Balance

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance and
iii.	Total Debt Balloon Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Mortgage Loan Original Balance and
d.	Mezzanine Loan Original Balance

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Mortgage Loan LIBOR Floor,
d.	Mezzanine Loan LIBOR Floor,
e.	Mortgage Loan LIBOR Rounding Methodology and
f.	Mezzanine Loan LIBOR Rounding Methodology

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.25000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate and
ii.	Mezzanine Loan Interest Rate

of the Mortgage Loan and Mezzanine Loans, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Interest Rate,
b.	Mezzanine Loan Interest Rate,
c.	Mortgage Loan Original Balance and
d.	Mezzanine Loan Original Balance

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Mortgage Loan LIBOR Cap Strike Rate and
d.	Mezzanine Loan LIBOR Cap Strike Rate

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate at Cap and
ii.	Mezzanine Loan Interest Rate at Cap

of the Mortgage Loan and Mezzanine Loans, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

13.	Using the:
a.	Mortgage Loan Interest Rate at Cap,
b.	Mezzanine Loan Interest Rate at Cap,
c.	Mortgage Loan Original Balance and
d.	Mezzanine Loan Original Balance

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Interest Rate at Cap” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:

a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 14., we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 9

15.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate at Cap and
d.	Mezzanine Loan Interest Accrual Method

of the Mezzanine Loans, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.	Mezzanine Loan Monthly IO Payment,
ii.	Mezzanine Loan Annual IO Debt Service and
iii.	Mezzanine Loan Annual IO Debt Service at Cap

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loans as 1/12th of the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Debt Service” of the Mezzanine Loans as the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Debt Service at Cap” of the Mezzanine Loans as the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 9

16.	Using the:
a.	Mortgage Loan Monthly IO Payment,
b.	Mortgage Loan Annual IO Debt Service,
c.	Mortgage Loan Annual IO Debt Service at Cap,
d.	Mezzanine Loan Monthly IO Payment,
e.	Mezzanine Loan Annual IO Debt Service and
f.	Mezzanine Loan Annual IO Debt Service at Cap

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment,
ii.	Total Debt Annual IO Debt Service and
iii.	Total Debt Annual IO Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Cut-off Date Mortgage Loan LTV,
vi.	Maturity Date Mortgage Loan LTV,
vii.	Underwritten Mortgage Loan NOI Debt Yield,
viii.	Underwritten Mortgage Loan NCF Debt Yield and
ix.	Mortgage Loan PSF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

17. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Mortgage Loan IO NOI DSCR,” “Underwritten Mortgage Loan IO NCF DSCR,” “Underwritten Mortgage Loan IO NOI DSCR at Cap” and “Underwritten Mortgage Loan IO NCF DSCR at Cap” to two decimal places and
b.	Round the “Cut-off Date Mortgage Loan LTV,” “Maturity Date Mortgage Loan LTV,“ “Underwritten Mortgage Loan NOI Debt Yield” and “Underwritten Mortgage Loan NCF Debt Yield” to the nearest 1/10th of one percent.

18.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Annual IO Debt Service at Cap,
c.	Total Debt Cut-off Date Balance,
d.	Total Debt Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Underwritten Total Debt IO NOI DSCR at Cap,
iv.	Underwritten Total Debt IO NCF DSCR at Cap,
v.	Cut-off Date Total Debt LTV,
vi.	Maturity Date Total Debt LTV,
vii.	Underwritten Total Debt NOI Debt Yield,
viii.	Underwritten Total Debt NCF Debt Yield and
ix.	Total Debt PSF

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Total Debt IO NOI DSCR,” “Underwritten Total Debt IO NCF DSCR,” “Underwritten Total Debt IO NOI DSCR at Cap” and “Underwritten Total Debt IO NCF DSCR at Cap” to two decimal places and
b.	Round the “Cut-off Date Total Debt LTV,” “Maturity Date Total Debt LTV,“ “Underwritten Total Debt NOI Debt Yield” and “Underwritten Total Debt NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

19.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Document Date

Mortgage Loan Agreement	9 November 2017

Senior Mezzanine Loan Agreement (see Note 1)	9 November 2017

Junior Mezzanine Loan Agreement (see Note 1)	9 November 2017

Mortgage Loan and Mezzanine Loans Interest Rate Cap Confirmation	8 November 2017

Closing Statement	9 November 2017

Non-Consolidation Opinion	9 November 2017

Guaranty Agreement	9 November 2017

Cash Management Agreement	9 November 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Document Date

Appraisal Report	12 October 2017

Engineering Report	17 October 2017

Phase I Environmental Report	17 October 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Document Date

Borrower Rent Roll	31 October 2017

Insurance Review Report	2 November 2017

Title Policy	Not Dated

Property Management Agreement	27 January 2016

Lease Agreements	Various

Lease Abstracts	Various

Note:

1.	The senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Appraisal Report
Total Property SF	Underwritten Rent Roll
Total Property Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Borrower Rent Roll

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Exhibit 2 to Attachment A

Major Tenant Information:

Characteristic	Source Document

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 2)

Characteristic	Source Document

Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Rollover Escrow – Initial	Closing Statement
Rollover Escrow – Ongoing	Mortgage Loan Agreement
Rollover Escrow – Springing Condition	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 Description	Mortgage Loan Agreement
Other Escrow 1 Initial	Mortgage Loan Agreement
Other Escrow 1 – Ongoing	Mortgage Loan Agreement
Other Escrow 1 – Springing Condition	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
First Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (Late Fee) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (Default) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Amortization Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual End (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan LIBOR Rounding Methodology	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mortgage Loan LIBOR Floor	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Mortgage Loan and Mezzanine Loans Interest Rate Cap Confirmation
Mortgage Loan LIBOR Cap Expiration Date	Mortgage Loan and Mezzanine Loans Interest Rate Cap Confirmation
Mortgage Loan LIBOR Cap Provider	Mortgage Loan and Mezzanine Loans Interest Rate Cap Confirmation
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Options (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Option Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Open Period Begin Date (see Note 4)	Mortgage Loan Agreement
Prepay Description	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management Springing Condition	Mortgage Loan Agreement and Cash Management Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Title Type	Title Policy
Loan Purpose	Closing Statement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Mezzanine Lender	Mezzanine Loan Agreements
Mezzanine Loan Origination Date	Mezzanine Loan Agreements
Mezzanine Loan Original Balance (see Note 7)	Mezzanine Loan Agreements
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreements
Mezzanine Loan LIBOR Rounding Methodology	Mezzanine Loan Agreements
Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreements
Mezzanine Loan Spread (see Note 8)	Mezzanine Loan Agreements
Mezzanine Loan LIBOR Floor	Mezzanine Loan Agreements
Mezzanine Loan LIBOR Cap Strike Rate	Mortgage Loan and Mezzanine Loans Interest Rate Cap Confirmation
Mezzanine Loan LIBOR Cap Expiration Date	Mortgage Loan and Mezzanine Loans Interest Rate Cap Confirmation
Mezzanine Loan LIBOR Cap Provider	Mortgage Loan and Mezzanine Loans Interest Rate Cap Confirmation
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the:
a.	First Payment Date,
b.	Payment Date,
c.	Grace Period (Late Fee),
d.	Grace Period (Default),
e.	Amortization Type,
f.	Interest Accrual Start,
g.	Interest Accrual End,
h.	Maturity Date,
i.	Extension Options,
j.	Extension Option Description and
k.	Fully Extended Maturity Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through k. above.

4.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the loan agreement Source Document.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Mezzanine Loan Original Balance” characteristic, the Depositor instructed us to use the sum of the original principal balances of the senior mezzanine loan and junior mezzanine loan, as shown in the senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents.

8.	For the purpose of comparing the “Mezzanine Loan Spread” characteristic, the Depositor instructed us to use the weighted average of the spread of the senior mezzanine loan and junior mezzanine loan, as shown in the senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Environmental Phase II Report Date
Seismic Report Date
PML %
Replacement Reserve Escrow – Initial
Replacement Reserve Escrow – Ongoing
Replacement Reserve Escrow – Springing Condition
Immediate Repairs Escrow – Initial
Immediate Repairs Escrow – Ongoing
Ground Lease Expiration Date
Ground Lessor
Defeasance Lockout Expiration Date
Partial Release Description
Partial Defeasance
Partial Defeasance Description
Sponsor
Monthly P&I Payment
Annual P&I Debt Service
Future Debt Description
Administrative Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.